Cash, Cash Equivalents and Short-term Investments	9 Months Ended
Sep. 30, 2023
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments
3.	Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of
	December 31,	September 30,
	2022	2023

	(In thousands)
Cash and cash equivalents:
Cash	$2,690,768	$2,455,007

Short-term investments:
Bank time deposits	268,233	270,923
Wealth management products	212,195	43,706
Subtotal	480,428	314,629

Total cash, cash equivalents and short-term investments	$3,171,196	$2,769,636

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was US$76.7 million and US$88.7 million for the nine months ended September 30,2022 and 2023, respectively, including US$62.2 million and US$75.8 million interest income from cash, cash equivalents and short-term investments for the periods presented. The maturity dates for the time deposits and wealth management products were within one year.